Document and Entity Information	Feb. 28, 2024
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 26, 2024
Document Effective Date	Jan. 28, 2025
Prospectus Date	Feb. 28, 2024
Amplify Seymour Cannabis ETF | Amplify Seymour Cannabis ETF
Prospectus:
Trading Symbol	CNBS